Leases - Summary of weighted-average remaining lease term and discount rate (Detail)	Dec. 31, 2022	Dec. 31, 2021
Weighted-average remaining lease term
Operating leases	5 years 3 months 21 days	3 years 3 months 18 days
Weighted-average discount rate
Operating leases	4.84%	4.75%